Intangibles Assets and Goodwill - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment of goodwill	€ (831)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss on intangible assets and goodwill	1,900
Italy [member] | 2017 Acquisitions [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	€ 1,090	€ 1,921